Adoption of U.S. GAAP - Reconciliation of Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 123,648	$ 8,533
Accounts receivable	1,386	1,196
Prepaid expenses and other current assets	6,705	2,695
Total current assets	131,865	12,424
Property and equipment, net	41,340	32,530
Operating lease right-of-use assets	8,645	2,955		$ 1,403
Deferred income tax assets	174	1,640
Other non-current assets	1,203	369
Total assets	183,227	49,918
Current liabilities
Accounts payable	9,180	6,650
Debt	0	108,473
Warrant liabilities	20,291	143,237
Operating lease liabilities	2,063	985
Contract liabilities	2,654	935	$ 2,654
Accrued expenses and other liabilities	4,895	23,435
Total current liabilities	42,194	283,715
Operating lease liabilities	6,426	2,083
Contract liabilities	1,000	1,000	1,000
Other non-current liabilities	1,607	2,552
Total liabilities	51,227	289,350
Redeemable Series X preferred stock	0	21,306	20,588	0
Stockholders' equity (deficit)
Treasury stock	(8,603)	(170,949)
Additional paid-in capital	335,306	96,471
Accumulated other comprehensive loss	(408)	(86)
Accumulated deficit	(194,295)	(186,174)
Total stockholders’ equity (deficit)	132,000	(260,738)	$ (201,639)	$ (25,828)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$ 183,227	49,918
IFRS
Current assets
Cash and cash equivalents		8,533
Accounts receivable		1,196
Prepaid expenses and other current assets		2,695
Total current assets		12,424
Property and equipment, net		33,586
Operating lease right-of-use assets		2,663
Deferred income tax assets		1,640
Other non-current assets		369
Total assets		50,682
Current liabilities
Accounts payable		6,650
Debt		246,189
Warrant liabilities		0
Operating lease liabilities		891
Contract liabilities		935
Accrued expenses and other liabilities		23,435
Total current liabilities		278,100
Operating lease liabilities		1,908
Contract liabilities		1,000
Other non-current liabilities		2,552
Total liabilities		283,560
Redeemable Series X preferred stock		0
Stockholders' equity (deficit)
Treasury stock		(170,949)
Additional paid-in capital		235,909
Accumulated other comprehensive loss		(86)
Accumulated deficit		(297,752)
Total stockholders’ equity (deficit)		(232,878)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)		50,682
Adjustments/ Reclassifications
Current assets
Cash and cash equivalents		0
Accounts receivable		0
Prepaid expenses and other current assets		0
Total current assets		0
Property and equipment, net		(1,056)
Operating lease right-of-use assets		292
Deferred income tax assets		0
Other non-current assets		0
Total assets		(764)
Current liabilities
Accounts payable		0
Debt		(137,716)
Warrant liabilities		143,237
Operating lease liabilities		94
Contract liabilities		0
Accrued expenses and other liabilities		0
Total current liabilities		5,615
Operating lease liabilities		175
Contract liabilities		0
Other non-current liabilities		0
Total liabilities		5,790
Redeemable Series X preferred stock		21,306
Stockholders' equity (deficit)
Treasury stock		0
Additional paid-in capital		(139,438)
Accumulated other comprehensive loss		0
Accumulated deficit		111,578
Total stockholders’ equity (deficit)		(27,860)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)		$ (764)